Financial Instruments and Financial Risk Management - Summary of Assumptions Used in Measuring Fair Value of Financial Instruments (Details)	Dec. 31, 2020 $ / shares yr
February 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	63.81
February 2020 Notes | Risk Free Rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	0.36
February 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	36.93
February 2020 Notes | Remaining Life (Years)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments | yr	5.00
April 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	63.81
April 2020 Notes | Risk Free Rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	0.65
April 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	37.22
April 2020 Notes | Remaining Life (Years)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments | yr	6.33
November 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	63.81
November 2020 Notes | Risk Free Rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	0.92
November 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	36.89
November 2020 Notes | Credit Spread
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Assumptions used in measuring the fair value of financial instruments	344.47